FAIR VALUE MEASUREMENTS (Q1) (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Jun. 06, 2019
Liabilities [Abstract]
Warrant liability	$ 141,900,000	$ 13,065,000	$ 13,260,000	$ 63,680,000	$ 0
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value	63,680,000	13,260,000	17,905,000	13,260,000
Change in valuation inputs or other assumptions	78,220,000	(195,000)	(4,645,000)	50,420,000
Fair value	141,900,000	13,065,000	13,260,000	63,680,000
Transfers into Level 3	0			0
Transfers out of Level 3	0			0
Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	88,000,000	4,875,000	5,000,000	41,000,000	0
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value	41,000,000	5,000,000	10,625,000	5,000,000
Change in valuation inputs or other assumptions	47,000,000	(125,000)	(5,625,000)	36,000,000
Fair value	88,000,000	4,875,000	5,000,000	41,000,000
Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant liability	53,900,000	8,190,000	8,260,000	22,680,000	$ 0
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value	22,680,000	8,260,000	7,280,000	8,260,000
Change in valuation inputs or other assumptions	31,220,000	(70,000)	980,000	14,420,000
Fair value	53,900,000	8,190,000	8,260,000	22,680,000
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Marketable securities held in Trust Account	254,202,898		251,924,993	254,187,706
Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability	88,000,000		5,000,000	41,000,000
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value	41,000,000	5,000,000		5,000,000
Fair value	88,000,000		5,000,000	41,000,000
Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant liability	53,900,000		8,260,000	22,680,000
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value	22,680,000	$ 8,260,000		8,260,000
Fair value	$ 53,900,000		$ 8,260,000	$ 22,680,000